Sale of Vessels	12 Months Ended
Dec. 31, 2012
Sale of Vessels
Sale of Vessels

20. Sale of Vessels

        The "Gain on sale of vessels" of $0.8 million for the year ended December 31, 2012, reflects the sale of Montreal (ex Hanjin Montreal), on April 27, 2012. The net sale consideration was $5.6 million. The Company realized a net gain on this sale of $0.8 million. The Montreal (ex Hanjin Montreal) was 28 years old and was generating revenue under its time charter, which expired on March 31, 2012 (refer to Note 4, Fixed Assets, net).

        No vessels were sold by the Company in 2011.

        The "Gain on sale of vessels" of $1.9 million for the period ended December 31, 2010, reflects the sale of MSC Eagle, on January 22, 2010. The net sale consideration was $4.1 million. The Company realized a net gain on this sale of $1.9 million. The MSC Eagle was over 30-years old and was generating revenue under its time charter, which expired in early January 2010. In December 2009, the Company received an advance payment of 50% of the sale consideration as security for the execution of the agreement.